Other Investment - Schedule of Other Investment (Details) - Other Investment [Member]	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)
Current:
Investment fund at fair value through profit or loss	$ 10,439,015	$ 8,096,500
Non-current:
Investment fund at fair value through profit or loss	4,165,631	3,230,863	3,448,147
Debt securities at amortized cost	511,391	396,635	514,038
Gross	4,677,022	3,627,498	3,962,185
Total	$ 15,116,037	$ 11,723,998	$ 3,962,185